UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23157

BROOKFIELD REAL ASSETS INCOME FUND INC.

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT

BROOKFIELD REAL ASSETS INCOME FUND INC.

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Shareholders.

Brookfield Investment Management
2018
SEMI-ANNUAL REPORT
June 30, 2018
Brookfield Real Assets Income Fund Inc.

IN PROFILE
Brookfield Investment Management (the “Firm”) is an SEC-registered investment adviser and represents the Public Securities platform of Brookfield Asset Management. The Firm provides global listed real assets strategies including real estate equities, infrastructure equities, real asset debt and diversified real assets. With approximately $20 billion of assets under management as of June 30, 2018, the Firm manages separate accounts, registered funds and opportunistic strategies for institutional and individual clients, including financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net worth investors. The Firm is a wholly owned subsidiary of Brookfield Asset Management, a leading global alternative asset manager with over $285 billion of assets under management as of June 30, 2018. For more information, go to www.brookfield.com.
Brookfield Real Assets Income Fund Inc. is managed by Brookfield Investment Management. The Fund uses its website as a channel of distribution of material company information. Financial and other material information regarding the Fund is routinely posted on and accessible at www.brookfield.com.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

Letter to Shareholders

Dear Shareholders,
We are pleased to provide the Semi-Annual Report for Brookfield Real Assets Income Fund Inc. (the “Fund”) for the six-month period ended June 30, 2018.
The first half of 2018 was mixed for global markets. In the first quarter, the MSCI World Index1 snapped a seven quarter streak of positive total returns. The decline was largely driven by fears that rising inflation, tighter job markets and fiscal stimulus would accelerate the pace of U.S. interest-rate hikes. Those fears appeared to subside in the second half of the period, with global equities rebounding to post a slight year-to-date gain through June.
Over the six-month period, real asset equities slightly trailed global equities. Meaningful outperformance in the latter four months of the period was not enough to overcome the deficit during the first two months, when sentiment in our asset classes was particularly negative in response to interest rate concerns.
Real asset debt performed in line with broader global credit during the period. Within the real asset debt universe, natural resources and infrastructure outperformed, while real estate lagged. Higher oil prices were the principal driver behind natural resources performance, while telecommunications drove infrastructure returns.
In addition to uncertainty around rates and inflation, prospects for a global trade war created unease for capital markets in the first half of 2018. Over the course of 2018, the U.S. exchanged tit-for-tat tariffs with key trading partners across the globe—China, Canada, Mexico and the Eurozone—on products ranging from whiskey to automobiles. Markets have largely shrugged off these measures thus far, but the implications to global growth may not be seen for a number of quarters.
Global economic expansion continued to be led by the U.S., where solid growth has been buoyed by continued job gains and tax cuts, while pressures from rising interest rates and inflation are still benign. In response, the U.S. Federal Open Market Committee (the "FOMC") raised the federal funds rate by 25 basis points on two occasions in the first half of 2018. It also continued to reduce the size of its $4.3 trillion balance sheet. Eurozone growth was less moderate and therefore the European Central Bank indicated it would not raise rates until 2019. Europe’s central bank did, however, indicate it would end its bond-purchasing program by the end of 2018.
To fully assess how the prospect for higher rates can impact the performance of listed real assets, we think it is important to contextualize why rates are moving higher. U.S. interest rates are moving higher on the heels of the reflationary stage of economic expansion. When these conditions have accompanied rising rates in the past, the performance of real assets has usually trailed in the early stages of the cycle, but was then buoyed by the positive effects of economic growth and inflation. Specifically, this backdrop is what potentially allows REITs to increase rents as demand for space increases along with economic expansion and job growth. It also potentially provides pricing power to infrastructure companies—which generally have regulated or contracted revenues with ties to inflation—and fuels the demand for natural resources.
We also think it’s important to outline the implications that higher rates can have on portfolio construction. As value-based investors, we saw a number of opportunities present themselves during the period as securities overreacted to fears of higher rates. Within real estate, for example, the longer leases in the healthcare sector tend to make these companies more sensitive to short-term moves in rates. We found opportunities to add exposure to high quality names which sold off early in the year. And within infrastructure, headwinds of higher interest rates (relative to recent history) continued to weigh on utilities in the near term. This gave us the opportunity to rotate into higher quality stocks that we previously may have avoided due to what we felt were elevated valuations.
These are just two examples that highlight where we can tilt our exposure as valuations oscillate when market conditions change. As central banks across the globe embark on the task of winding down unprecedented quantitative easing programs, we think we will see a broader dispersion of returns across our investment universes. We believe this will result in more value opportunities—in the form of both under and overvalued securities.
2018 Semi-Annual Report1

Letter to Shareholders (continued)

Moving forward, we expect global economic growth to continue its path of modest growth, albeit potentially interrupted by periods of heightened uncertainty relating to interest rates, inflation and trade policy tensions. The current backdrop of moderate global growth—with interest rates and inflation still below historical norms—is in our view, positive for investing in real assets.
In addition to performance information, this report provides the Fund’s unaudited financial statements as of June 30, 2018.
We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfield.com for more information on this report or our recent webinar. Thank you for your support.
Sincerely,
Brian F. Hurley
President
Brookfield Real Assets Income Fund Inc.
Craig Noble, CFA
CEO, Chief Investment Officer and Portfolio Manager
Brookfield Investment Management Inc.

1 The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
2Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Portfolio Characteristics  (Unaudited)
June 30, 2018

PORTFOLIO STATISTICS
Annualized distribution rate[1]	10.52%
Weighted average coupon	4.90%
Weighted average life	5.61 years
Percentage of leveraged assets	23.51%
Total number of holdings	330

ASSET ALLOCATION[2]
Corporate Credit
— Real Estate	9.4%
— Infrastructure	25.5%
— Natural Resources	10.4%
— Other	0.4%
Total Corporate Credit	45.7%
Securitized Credit
— Residential Mortgage-Backed Securities	41.0%
— Commercial Mortgage-Backed Securities	6.5%
— Other	4.9%
Total Securitized Credit	52.4%
Real Asset Equities
— Real Estate	12.3%
— Infrastructure	8.1%
— MLP	9.7%
Total Real Asset Equities	30.1%
Liabilities in Excess of Other Assets	(28.2)%
Total	100.0%

FIXED INCOME ASSETS BY CREDIT RATING[3]
BBB and Above	11.2%
BB	30.6%
B	16.0%
CCC and Below	20.2%
Unrated	22.0%
Total	100.0%

1The distribution rate referenced above is calculated as the annualized amount of the most recent monthly distribution declared divided by the June 30, 2018 stock price. This calculation does not include any non-income items such as loan proceeds or borrowings. The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of your distribution may be a return of capital. Year-to-date through June 30, 2018, the Fund estimates approximately 32% of its distributions is a return of capital.
2Percentages are based on net assets.
3Percentages are based on total market value of fixed income securities.
2018 Semi-Annual Report3

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited)
June 30, 2018

	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 0.4%
U.S. Government Agency Collateralized Mortgage Obligations – 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL, 6.85%, 12/18/27 [1]	$ 102	$ 111,867
Total U.S. Government Agency Collateralized Mortgage Obligations		111,867
U.S. Government Agency Pass-Through Certificates – 0.4%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 06/01/32 [1]	171	185,070
Pool C56878, 8.00%, 08/01/31 [1]	44	44,243
Pool C58516, 8.00%, 09/01/31 [1]	35	35,741
Pool C59641, 8.00%, 10/01/31 [1]	66	68,364
Pool C55166, 8.50%, 07/01/31 [1]	92	95,676
Pool C55167, 8.50%, 07/01/31 [1]	55	56,825
Pool C55169, 8.50%, 07/01/31 [1]	55	56,002
Pool G01466, 9.50%, 12/01/22 [1]	41	42,260
Pool 555559, 10.00%, 03/01/21	1	807
Pool 555538, 10.00%, 03/01/21	1	533
Federal National Mortgage Association
Pool 761836, 6.00%, 06/01/33 [1]	292	319,329
Pool 948362, 6.50%, 08/01/37 [1]	48	51,103
Pool 645912, 7.00%, 06/01/32 [1]	189	205,522
Pool 645913, 7.00%, 06/01/32 [1]	256	279,999
Pool 650131, 7.00%, 07/01/32 [1]	259	283,543
Pool 827853, 7.50%, 10/01/29 [1]	26	25,738
Pool 545990, 7.50%, 04/01/31 [1]	305	335,600
Pool 255053, 7.50%, 12/01/33 [1]	92	102,701
Pool 735576, 7.50%, 11/01/34 [1]	344	396,756
Pool 896391, 7.50%, 06/01/36 [1]	85	92,389
Pool 735800, 8.00%, 01/01/35 [1]	276	319,925
Pool 636449, 8.50%, 04/01/32 [1]	232	253,929
Pool 458132, 8.79%, 03/15/31 [1]	147	156,714
Pool 852865, 9.00%, 07/01/20 [1]	77	79,225
Pool 545436, 9.00%, 10/01/31 [1]	165	190,925
Total U.S. Government Agency Pass-Through Certificates		3,678,919
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,555,072)		3,790,786
SECURITIZED CREDIT – 52.0%
Commercial Mortgage-Backed Securities – 6.5%
Class B Notes
Moreland Avenue, 9.23%, 11/01/20 [2,3,4,5]	225	225,235
Browns Bridge, 9.50%, 11/01/20 [2,3,4,5]	118	114,286
Fayetteville, 9.50%, 11/01/20 [2,3,4,5]	48	49,107
Lee & White, 9.50%, 11/01/20 [2,3,4,5]	91	93,099
Marshalls, 9.50%, 11/01/20 [2,3,4,5]	386	387,917
North River, 9.50%, 11/01/20 [2,3,4,5]	186	190,447
Town and Country, 9.50%, 11/01/20 [2,3,4,5]	491	483,171
Crossroads, 9.50%, 11/01/20 [2,3,4,5]	170	171,086
St. Louis Holiday Inn, 10.08%, 07/01/20 [2,3,4,5]	2,000	1,934,009

See Notes to Financial Statements.
4Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Principal Amount (000s)	Value
SECURITIZED CREDIT (continued)
Cedar Park Medical Center, 11.00%, 06/01/19 [2,3,4,5]	$ 600	$ 604,187
901 Ponce de Leon Blvd, 11.00%, 09/01/19 [2,3,4,5]	1,747	1,794,032
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class K, 5.89%, 02/15/39 [3,6,7]	384	3,842
Hilton USA Trust
Series 2016-HHV, Class E, 4.33%, 11/05/38 [3,6,7]	20,000	18,666,834
Morgan Stanley Capital I Trust
Series 2007-T25, Class AJ, 5.57%, 11/12/49 [7]	7,645	7,718,684
Series 2007-T27, Class AJ, 6.15%, 06/11/42 [7]	2,740	2,854,955
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L, 5.13%, 04/15/47 [3,6]	477	5
Series 2005-C20, Class F, 5.61%, 07/15/42 [6,7]	1,798	1,728,111
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class E, 4.35% (1 Month LIBOR USD + 4.35%), 06/15/29 [3,6,7]	20,000	20,043,560
Total Commercial Mortgage-Backed Securities		57,062,567
Interest-Only Securities – 0.8%
Government National Mortgage Association
Series 2010-132, Class IO, 0.41%, 11/16/52 [3,7]	1,036	36,165
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.29%, 06/25/45 [3,6,7]	90,796	1,740,204
Series 2014-5, Class AX4, 0.50%, 10/25/29 [3,6,7]	10,960	124,198
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27 [3,7]	6,419	6
Voyager CNTYW Delaware Trust
Series 2009-1, Class 3QB1, 27.44%, 03/16/30 [3,6,7]	5,572	5,139,224
Total Interest-Only Securities		7,039,797
Other – 4.3%
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4, 7.36%, 08/01/32 [7]	60	61,182
GMACM Home Equity Loan Trust
Series 2007-HE2, Class A2, 6.05%, 12/25/37 [7]	1,594	1,556,429
Series 2007-HE2, Class A3, 6.19%, 12/25/37 [7]	3,071	2,999,907
GMACM Home Loan Trust
Series 2006-HLTV, Class A5, 6.51%, 10/25/29 [8]	2,838	2,893,137
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 [3,6,8]	2,616	2,654,275
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40 [7]	10,017	10,592,869
Mid-State Capital Corporation Trust
Series 2004-1, Class M1, 6.50%, 08/15/37	2,875	3,104,339
Series 2004-1, Class M2, 8.11%, 08/15/37	2,369	2,667,472
Series 2004-1, Class B, 8.90%, 08/15/37	718	812,125
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	3,800	4,075,528
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	6,061	6,285,422

See Notes to Financial Statements.
2018 Semi-Annual Report5

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Principal Amount (000s)	Value
SECURITIZED CREDIT (continued)
Series 2001-D, Class A4, 6.93%, 09/15/31 [7]	$ 825	$ 721,842
Total Other		38,424,527
Residential Mortgage-Backed Securities – 40.4%
ACE Securities Corporation Home Equity Loan Trust
Series 2006-OP1, Class A2D, 2.33% (1 Month LIBOR USD + 0.24%), 04/25/36 [7,8]	6,740	6,285,729
Alternative Loan Trust
Series 2007-HY6, Class A1, 2.30% (1 Month LIBOR USD + 0.24%), 08/25/47 [7,8]	4,671	4,166,238
Series 2007-OA3, Class 1A1, 2.32% (1 Month LIBOR USD + 0.14%), 04/25/47 [7,8]	12,613	11,986,762
Series 2005-51, Class 4A1, 2.40% (1 Month LIBOR USD + 0.32%), 11/20/35 [7,8]	2,945	2,708,212
Series 2007-2CB, Class 2A11, 2.49% (1 Month LIBOR USD + 0.40%), 03/25/37 [7]	4,521	3,067,013
Series 2005-10CB, Class 1A1, 2.59% (1 Month LIBOR USD + 0.50%), 05/25/35 [7]	2,918	2,580,417
Series 2007-16CB, Class 4A5, 2.59% (1 Month LIBOR USD + 0.50%), 08/25/37 [7]	8,611	7,480,747
Series 2006-19CB, Class A9, 2.79% (1 Month LIBOR USD + 0.70%), 08/25/36 [7]	3,543	2,624,761
Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,722	2,096,893
Series 2007-15CB, Class A5, 5.75%, 07/25/37	1,443	1,277,977
Series 2007-15CB, Class A2, 5.75%, 07/25/37	1,568	1,388,380
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	2,199	1,843,310
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	3,530	3,002,201
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	3,451	3,015,531
Series 2006-23CB, Class 2A7, 20.04% (1 Month LIBOR USD + 28.40%), 08/25/36 [3,7,9]	1,704	2,073,608
Series 2006-29T1, Class 3A3, 57.25% (1 Month LIBOR USD + 78.40%), 10/25/36 [3,7,9]	729	2,181,347
Ambac LSNI LLC
7.34% (3 Month LIBOR USD + 5.00%), 02/12/23 [6,7,10]	8,106	8,227,995
BCAP LLC Trust
Series 2010-RR6, Class 1910, 2.28% (1 Month LIBOR USD +0.33%), 11/26/35 [6,7,8]	7,482	7,078,788
Series 2010-RR5, Class 5A10, 2.28% (1 Month LIBOR USD + 0.33%), 11/26/35 [6,7]	5,933	5,765,899
Series 2012-RR4, Class 5A6, 3.47%, 05/26/36 [3,6,7]	7,757	7,055,865
Series 2013-RR2, Class 3A2, 3.97%, 03/26/36 [3,6,7]	4,585	4,404,990
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 3.39%, 01/25/36 [7]	2,261	2,053,443
Series 2007-A1, Class 11-M1, 3.78%, 03/25/37 [7]	5,679	5,569,547
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 2.74% (1 Month LIBOR USD + 0.65%), 02/25/37 [7]	7,182	4,886,051
Series 2006-HYB5, Class 3A1B, 3.78%, 09/20/36 [7]	3,580	2,898,329
Series 2007-5, Class A29, 5.50%, 05/25/37	350	296,580
Series 2004-21, Class A10, 6.00%, 11/25/34	142	146,885
Series 2007-18, Class 1A1, 6.00%, 11/25/37	459	395,557
Citicorp Mortgage Securities Trust
Series 2006-5, Class IA-11, 3.29% (1 Month LIBOR USD + 0.90%), 10/25/36 [7]	992	905,987
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2, 3.29%, 04/25/45 [6,7]	3,244	3,019,292
Series 2012-6, Class 2A2, 3.68%, 08/25/36 [6,7]	16,186	15,896,937
Series 2007-AR5, Class 1A2A, 3.74%, 04/25/37 [7]	1,874	1,745,358
Series 2009-6, Class 19A2, 6.00%, 03/25/36 [3,6,7]	4,043	3,741,798
Series 2009-8, Class 2A2, 6.10%, 04/25/37 [6,7]	5,921	5,100,568
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2, 3.61%, 09/27/36 [6,7]	4,615	4,249,631

See Notes to Financial Statements.
6Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Principal Amount (000s)	Value
SECURITIZED CREDIT (continued)
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 2.74% (1 Month LIBOR USD + 0.65%), 11/25/35 [7]	$ 2,455	$ 1,890,868
Series 2005-FA9, Class A1, 2.79% (1 Month LIBOR USD + 0.70%), 12/25/35 [7]	2,130	1,645,922
GSAMP Trust
Series 2006-NC2, Class A2C, 2.24% (1 Month LIBOR USD + 0.15%), 06/25/36 [7,8]	720	497,089
Series 2006-HE8, Class A2C, 2.26% (1 Month LIBOR USD + 0.17%), 01/25/37 [7,8]	12,069	11,400,430
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1, 2.39% (1 Month LIBOR USD + 0.30%), 01/25/37 [7]	10,526	6,180,623
Home Equity Asset Trust
Series 2006-7, Class 2A3, 2.24% (1 Month LIBOR USD + 0.15%), 01/25/37 [7,8]	9,196	7,621,577
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.73%, 03/25/37 [7]	1,806	1,752,449
Series 2007-AR3, Class 1A1, 4.37%, 07/25/37 [7]	3,270	2,991,719
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1, 2.15% (1 Month LIBOR USD + 0.06%), 05/25/37 [7,8]	2,931	1,049,393
Series 2006-HE3, Class A2, 2.19% (1 Month LIBOR USD + 0.10%), 01/25/37 [7,8]	827	419,206
Series 2007-HE1, Class A2, 2.20% (1 Month LIBOR USD + 0.11%), 05/25/37 [7,8]	4,666	1,679,203
Series 2006-HE2, Class A3, 2.25% (1 Month LIBOR USD + 0.16%), 08/25/36 [7,8]	15,475	6,363,113
Series 2007-HE1, Class A3, 2.25% (1 Month LIBOR USD + 0.16%), 05/25/37 [7,8]	1,438	520,308
Series 2007-HE1, Class A4, 2.32% (1 Month LIBOR USD + 0.23%), 05/25/37 [7,8]	2,727	993,387
Series 2006-HE1, Class A4, 2.69% (1 Month LIBOR USD + 0.60%), 03/25/36 [7,8]	567	388,274
JP Morgan Mortgage Trust
Series 2003-A1, Class B4, 3.49%, 10/25/33 [7]	108	58,844
Series 2003-A2, Class B4, 6.67%, 11/25/33 [7]	73	4,501
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 2.19% (1 Month LIBOR USD + 0.10%), 10/25/36 [7,8]	3,860	2,505,786
Series 2006-NC2, Class A4, 2.24% (1 Month LIBOR USD + 0.15%), 08/25/36 [7,8]	10,148	5,613,858
Series 2006-NC3, Class A4, 2.25% (1 Month LIBOR USD + 0.16%), 10/25/36 [7,8]	6,512	4,259,610
Series 2006-HE5, Class A3, 2.25% (1 Month LIBOR USD + 0.16%), 11/25/36 [7,8]	15,785	11,198,183
Series 2006-NC2, Class A5, 2.33% (1 Month LIBOR USD + 0.24%), 08/25/36 [7,8]	501	281,001
Series 2005-NC2, Class A4, 2.79% (1 Month LIBOR USD + 0.70%), 11/25/35 [7,8]	10,806	7,677,819
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12, 2.12% (1 Month LIBOR USD + 0.16%), 10/26/36 [6,7,8]	21,089	20,899,537
Series 2014-1R, Class 2A11, 2.81% (1 Month LIBOR USD + 0.13%), 02/26/37 [3,6,7]	32,738	24,879,161
Series 2015-11R, Class 4A5, 3.46%, 06/26/37 [4,6,7]	3,088	2,026,344
Series 2014-6R, Class 5A7, 3.52%, 04/26/37 [4,6,7]	8,986	7,692,909
Series 2015-1R, Class 3A7, 3.58%, 03/26/37 [4,6,7]	5,694	4,373,686
Series 2015-1R, Class 4A7, 3.71%, 12/26/37 [4,6,7]	2,535	2,119,521
Series 2014-2R, Class 1A7, 3.74%, 01/26/36 [4,6,7]	3,109	2,821,483
Series 2015-4R, Class 3A8, 3.76%, 02/26/36 [4,6,7]	19,700	15,630,273
Series 2015-6R, Class 2A4, 6.43%, 01/26/37 [3,4,6,7]	15,356	12,745,629
RALI Trust
Series 2007-QO3, Class A1, 2.25% (1 Month LIBOR USD + 0.16%), 03/25/47 [7,8]	2,822	2,581,938
Series 2006-QO7, Class 2A1, 2.41% (12 Month US Treasury Average + 0.85%), 09/25/46 [7]	12,184	10,584,707
Series 2006-QS14, Class A30, 54.07% (1 Month LIBOR USD + 81.25%), 11/25/36 [3,7,9]	114	263,932
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1, 2.79% (1 Month LIBOR USD + 0.70%), 10/25/35 [7]	5,062	4,475,793

See Notes to Financial Statements.
2018 Semi-Annual Report7

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Principal Amount (000s)	Value
SECURITIZED CREDIT (continued)
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	$ 2,893	$ 2,669,428
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 2.24% (1 Month LIBOR USD + 0.15%), 09/25/36 [7,8]	6,981	3,537,624
Series 2007-NC1, Class A2B, 2.24% (1 Month LIBOR USD + 0.15%), 12/25/36 [7,8]	4,922	2,957,050
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A, 2.26% (12 Month US Treasury Average + 0.70%), 02/25/47 [7]	3,569	3,273,653
Series 2007-HY5, Class 1A1, 3.37%, 05/25/37 [7]	4,247	3,882,564
Series 2007-HY5, Class 3A1, 3.55%, 05/25/37 [7]	2,040	1,931,688
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR5, Class 1A1, 4.18%, 04/25/36 [7]	6,159	6,215,887
Series 2005-2, Class 1B1, 5.50%, 04/25/35	3,694	3,445,886
Total Residential Mortgage-Backed Securities		357,220,482
Total SECURITIZED CREDIT (Cost $462,757,736)		459,747,373
CORPORATE CREDIT – 44.5%
Automotive – 0.0%
Motors Liquidation Co., 0.00%, 07/15/33 [2,4,11]	8,250	825
Basic Industrial – 2.2%
INEOS Group Holdings SA, 5.63%, 08/01/24 [1,6,10]	9,525	9,382,125
Kinross Gold Corp., 4.50%, 07/15/27 [1,6,10]	4,300	3,945,250
Olin Corp., 5.00%, 02/01/30	5,975	5,646,375
Total Basic Industrial		18,973,750
Construction & Building Materials – 1.8%
PulteGroup, Inc., 6.38%, 05/15/33 [1,12]	6,775	6,775,000
Toll Brothers Finance Corp., 4.88%, 11/15/25 [12]	9,525	9,167,813
Total Construction & Building Materials		15,942,813
Diversified – 0.3%
New Albertson's, Inc., 7.75%, 06/15/26 [12]	3,000	2,595,000
Energy – 4.4%
Concho Resources, Inc., 4.38%, 01/15/25	275	276,160
EP Energy LLC, 6.38%, 06/15/23	3,725	2,560,938
EP Energy LLC, 8.00%, 11/29/24 [6]	4,950	4,999,500
ION Geophysical Corp., 9.13%, 12/15/21 [6]	2,050	2,065,375
MEG Energy Corp., 6.50%, 01/15/25 [1,6,10]	9,700	9,675,750
Pattern Energy Group, Inc., 5.88%, 02/01/24 [6,12]	7,175	7,175,000
Puma International Financing SA, 5.13%, 10/06/24 [6,10]	2,800	2,501,772
Range Resources Corp., 5.75%, 06/01/21	4,100	4,202,500
Range Resources Corp., 4.88%, 05/15/25	1,750	1,640,625
Trinidad Drilling Ltd., 6.63%, 02/15/25 [6,10,12]	4,025	3,874,062
Total Energy		38,971,682
Health Facilities – 3.0%
HCA, Inc., 5.25%, 06/15/26 [1,12]	15,700	15,593,240
Kindred Healthcare, Inc., 6.38%, 04/15/22	3,675	3,785,250

See Notes to Financial Statements.
8Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Principal Amount (000s)	Value
CORPORATE CREDIT (continued)
Tenet Healthcare Corp., 8.13%, 04/01/22 [1]	$ 6,925	$ 7,240,226
Total Health Facilities		26,618,716
Infrastructure Services – 2.1%
H&E Equipment Services, Inc., 5.63%, 09/01/25	700	687,750
Terex Corp., 5.63%, 02/01/25 [6]	7,575	7,537,125
United Rentals North America, Inc., 5.75%, 11/15/24 [1,12]	6,100	6,199,125
United Rentals North America, Inc., 5.50%, 05/15/27	4,175	4,049,750
Total Infrastructure Services		18,473,750
Leisure – 2.9%
Boyd Gaming Corp., 6.38%, 04/01/26 [12]	9,000	9,112,500
GLP Capital LP, 5.38%, 04/15/26 [12]	7,475	7,400,250
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24 [1]	9,275	9,390,937
Total Leisure		25,903,687
Media – 4.2%
CCO Holdings LLC, 5.75%, 01/15/24 [1]	7,450	7,468,625
CCO Holdings LLC, 5.88%, 05/01/27 [6,12]	6,050	5,906,313
Comcast Corp., 3.15%, 02/15/28 [1]	11,300	10,443,664
CSC Holdings LLC, 10.88%, 10/15/25 [6]	5,128	5,911,558
CSC Holdings LLC, 5.25%, 06/01/24 [1]	8,125	7,678,125
Total Media		37,408,285
Metals & Mining – 3.9%
AK Steel Corp., 7.63%, 10/01/21 [1]	7,425	7,571,272
AK Steel Corp., 7.00%, 03/15/27 [1]	1,425	1,353,750
Alcoa Nederland Holding BV, 7.00%, 09/30/26 [6,12]	8,125	8,653,125
ArcelorMittal, 6.13%, 06/01/25 [1,10,12]	4,975	5,360,563
ArcelorMittal, 6.75%, 03/01/41 [10]	925	1,044,251
Hudbay Minerals, Inc., 7.63%, 01/15/25 [6,10]	9,850	10,317,875
Total Metals & Mining		34,300,836
Oil Gas Transportation & Distribution – 7.0%
AmeriGas Partners LP, 5.50%, 05/20/25 [12]	7,075	6,853,906
Antero Midstream Partners LP, 5.38%, 09/15/24 [12]	5,500	5,541,250
Blue Racer Midstream LLC, 6.13%, 11/15/22 [1,6,12]	7,400	7,474,000
Crestwood Midstream Partners LP, 6.25%, 04/01/23 [1]	6,075	6,181,313
Dynagas LNG Partners LP, 6.25%, 10/30/19 [10]	2,250	2,250,000
Genesis Energy LP, 6.50%, 10/01/25	7,575	7,272,000
Global Partners LP, 6.25%, 07/15/22 [1]	4,125	4,001,250
Holly Energy Partners LP, 6.00%, 08/01/24 [6]	6,600	6,666,000
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 [6,10,12]	3,325	3,358,250
Targa Pipeline Partners LP, 5.88%, 08/01/23	5,725	5,610,500
Targa Resources Partners LP, 5.25%, 05/01/23 [1,12]	5,000	5,000,000
Targa Resources Partners LP, 5.38%, 02/01/27	1,150	1,115,500
Total Oil Gas Transportation & Distribution		61,323,969
Real Estate – 1.4%
Hospitality Properties Trust, 4.95%, 02/15/27 [1]	5,375	5,303,778

See Notes to Financial Statements.
2018 Semi-Annual Report9

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Principal Amount (000s)	Value
CORPORATE CREDIT (continued)
Lamar Media Corp., 5.38%, 01/15/24 [12]	$ 7,000	$ 7,113,750
Total Real Estate		12,417,528
Services – 0.2%
Ashtead Capital, Inc., 5.63%, 10/01/24 [6,10]	1,850	1,893,383
Specialty Retail – 0.2%
L Brands, Inc., 7.60%, 07/15/37 [1,12]	1,500	1,365,000
Telecommunication Services – 7.0%
CenturyLink, Inc., 7.65%, 03/15/42 [12]	10,925	9,067,750
Crown Castle International Corp., 4.75%, 05/15/47 [1]	3,000	2,828,008
CyrusOne LP, 5.38%, 03/15/27 [1]	9,500	9,428,750
Equinix, Inc., 5.38%, 05/15/27 [1]	6,575	6,558,563
Level 3 Financing, Inc., 5.38%, 05/01/25 [12]	9,925	9,552,812
SBA Communications Corp., 4.88%, 07/15/22	2,875	2,849,844
SBA Communications Corp., 4.88%, 09/01/24	6,300	6,026,202
Sprint Capital Corp., 6.88%, 11/15/28 [1]	2,500	2,393,750
T-Mobile USA, Inc., 6.50%, 01/15/26 [1]	1,000	1,031,250
Zayo Group LLC, 6.00%, 04/01/23 [1]	9,050	9,208,375
Zayo Group LLC, 5.75%, 01/15/27 [1,6]	3,200	3,144,000
Total Telecommunication Services		62,089,304
Transportation – 1.3%
DP World Ltd., 6.85%, 07/02/37 [6,10,12]	2,450	2,793,000
Teekay Offshore Partners LP, 6.00%, 07/30/19 [10]	3,750	3,820,313
Watco Companies LLC, 6.38%, 04/01/23 [6,12]	5,050	5,132,062
Total Transportation		11,745,375
Utility – 2.6%
AES CORP, 6.00%, 05/15/26	800	828,000
AES Corp., 4.88%, 05/15/23 [12]	4,250	4,239,375
Calpine Corp., 5.75%, 01/15/25 [1]	4,900	4,480,437
NRG Energy, Inc., 6.25%, 07/15/22 [1]	6,100	6,277,205
NRG Yield Operating LLC, 5.38%, 08/15/24 [12]	7,275	7,275,000
Total Utility		23,100,017
Total CORPORATE CREDIT (Cost $399,985,615)		393,123,920
TERM LOANS – 1.2%
Crestwood Holdings, 6.25% (3 Month LIBOR USD + 7.50%), 04/01/23 [5,7,14]	4,500	4,477,500
Epic Y-Grade Services LP, 7.43% (3 Month LIBOR USD + 5.50%), 06/07/25 [5,7,14]	6,400	6,272,000
Total TERM LOANS (Cost $10,697,580)		10,749,500

	Shares	Value
COMMON STOCKS – 30.1%
Airports – 0.4%
Aena SME SA [6,10]	8,500	$ 1,538,902
Aeroports de Paris [10]	2,700	609,905
Auckland International Airport Ltd. [10]	196,400	901,142

See Notes to Financial Statements.
10Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
Beijing Capital International Airport Company Ltd. [10]	286,300	$ 300,738
Grupo Aeroportuario del Pacifico SAB de CV [10]	36,400	337,786
Total Airports		3,688,473
Communications – 1.1%
American Tower Corp. [12]	45,000	6,487,650
Eutelsat Communications SA [10]	25,000	517,382
SBA Communications Corp. [12,13]	14,700	2,427,264
Total Communications		9,432,296
Datacenters – 0.3%
Equinix, Inc. [12]	6,400	2,751,296
Diversified – 2.0%
Activia Properties, Inc. [10]	64	293,272
British Land Company PLC [10]	245,000	2,167,509
City Developments Ltd. [10]	165,500	1,325,641
Cousins Properties, Inc.	103,000	998,070
Dexus [10]	336,100	2,415,805
Land Securities Group PLC [10]	359,400	4,527,831
Merlin Properties Socimi SA [10]	189,100	2,745,375
The GPT Group [10]	398,100	1,489,504
Wharf Real Estate Investment Company Ltd. [10]	270,600	1,921,465
Total Diversified		17,884,472
Electricity Transmission & Distribution – 1.3%
Edison International [12]	26,600	1,682,982
National Grid PLC [10]	439,291	4,854,629
PG&E Corp. [12]	43,103	1,834,464
Sempra Energy [12]	22,700	2,635,697
Total Electricity Transmission & Distribution		11,007,772
Gas Utilities – 0.5%
Atmos Energy Corp.	18,800	1,694,632
ENN Energy Holdings Ltd. [10]	66,900	655,178
Gas Natural SDG SA [10]	30,300	801,007
Italgas SpA [10]	10,900	59,993
NiSource, Inc.	32,800	861,984
Southwest Gas Holdings, Inc.	7,800	594,906
Total Gas Utilities		4,667,700
Healthcare – 1.0%
HCP, Inc. [12]	92,600	2,390,932
Physicians Realty Trust [12]	110,500	1,761,370
Ventas, Inc. [12]	43,100	2,454,545
Welltower, Inc.	35,300	2,212,957
Total Healthcare		8,819,804
Hotel – 0.7%
Accor SA [10]	35,000	1,714,160
Extended Stay America, Inc. [12]	66,400	1,434,904
Park Hotels & Resorts, Inc. [12]	39,000	1,194,570

See Notes to Financial Statements.
2018 Semi-Annual Report11

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
RLJ Lodging Trust [12]	65,200	$ 1,437,660
Total Hotel		5,781,294
Industrial – 0.3%
Duke Realty Corp. [12]	75,700	2,197,571
Tritax Big Box REIT PLC [10]	367,200	754,313
Total Industrial		2,951,884
Master Limited Partnerships – 9.7%
Boardwalk Pipeline Partners LP [12]	452,700	5,260,374
CNX Midstream Partners LP	146,700	2,844,513
Crestwood Equity Partners LP	56,500	1,793,875
Enable Midstream Partners LP [12]	272,000	4,653,920
Energy Transfer Partners LP [12]	767,900	14,620,816
EnLink Midstream Partners LP	335,500	5,210,315
Enterprise Products Partners LP [12]	450,700	12,470,869
Hess Midstream Partners LP	149,500	2,945,150
MPLX LP [12]	288,100	9,835,734
Oasis Midstream Partners LP	71,400	1,301,622
Plains All American Pipeline LP [12]	358,100	8,465,484
Rice Midstream Partners LP	206,600	3,516,332
Thunderbird Resources Equity, Inc. [2,4,11]	11	394,786
Western Gas Partners LP [12]	106,000	5,129,340
Williams Partners LP [12]	176,100	7,147,899
Total Master Limited Partnerships		85,591,029
Midstream – 1.1%
Cheniere Energy, Inc. [12,13]	23,100	1,505,889
ONEOK Inc.	13,300	928,739
Targa Resources Corp. [12]	88,200	4,365,018
The Williams Companies, Inc. [12]	122,300	3,315,553
Total Midstream		10,115,199
Net Lease – 0.3%
EPR Properties	17,300	1,120,867
MGM Growth Properties LLC [12]	62,800	1,912,888
Total Net Lease		3,033,755
Office – 3.0%
alstria office REIT-AG [10]	62,200	934,508
CapitaLand Commercial Trust [10]	789,100	960,903
Empire State Realty Trust, Inc.	55,800	954,180
Gecina SA [10]	11,900	1,987,996
Great Portland Estates PLC [10]	213,503	2,011,647
Highwoods Properties, Inc.	32,600	1,653,798
Hongkong Land Holdings Ltd. [10,12]	329,500	2,355,572
Hudson Pacific Properties, Inc. [12]	67,600	2,395,068
Hulic REIT, Inc. [10]	300	464,792
Kilroy Realty Corp. [12]	31,800	2,405,352
Mitsubishi Estate Company Ltd. [10]	242,500	4,233,300
Mitsui Fudosan Company Ltd. [10]	205,700	4,954,958

See Notes to Financial Statements.
12Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
SOHO China Ltd. [10]	1,669,100	$ 791,761
Total Office		26,103,835
Pipelines – 1.9%
Enbridge, Inc. [10]	183,909	6,574,923
Infraestructura Energetica Nova SAB de CV [10]	50,800	227,676
Kinder Morgan, Inc. [12]	232,900	4,115,343
Kunlun Energy Company Ltd. [10]	407,900	356,238
Pembina Pipeline Corp. [10]	72,900	2,524,731
TransCanada Corp. [10]	72,000	3,115,171
Total Pipelines		16,914,082
Ports – 0.0%
Hutchison Port Holdings Trust [10]	1,227,800	342,672
Rail – 0.1%
East Japan Railway Co. [10]	6,100	584,169
Renewables/Electric Generation – 1.0%
American Electric Power Company, Inc. [12]	18,900	1,308,825
CMS Energy Corp. [12]	33,100	1,564,968
Enel SpA [10]	115,900	642,224
Entergy Corp.	17,700	1,429,983
FirstEnergy Corp.	22,600	811,566
NRG Energy, Inc.	14,600	448,220
Orsted A/S [6,10]	25,700	1,552,823
Pattern Energy Group, Inc. [12]	38,800	727,500
Total Renewables/Electric Generation		8,486,109
Residential – 1.7%
American Homes 4 Rent [12]	124,300	2,756,974
AvalonBay Communities, Inc. [12]	16,600	2,853,374
Essex Property Trust, Inc. [12]	6,200	1,482,234
Grand City Properties SA [10]	42,000	1,088,869
Leopalace21 Corp. [10]	38,485	210,564
Mid-America Apartment Communities, Inc. [12]	37,100	3,734,857
Nippon Accommodations Fund, Inc. [10]	146	664,521
Vonovia SE [10]	50,529	2,401,614
Total Residential		15,193,007
Retail – 1.4%
DDR Corp. [12]	98,950	1,771,205
Eurocommercial Properties NV [10]	17,100	725,772
Federal Realty Investment Trust [12]	9,200	1,164,260
Hysan Development Company Ltd. [10]	91,200	509,032
Simon Property Group, Inc. [12]	47,500	8,084,025
Total Retail		12,254,294
Self Storage – 0.5%
CubeSmart	33,400	1,076,148
Public Storage [12]	16,000	3,629,760
Total Self Storage		4,705,908

See Notes to Financial Statements.
2018 Semi-Annual Report13

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2018

	Shares	Value
COMMON STOCKS (continued)
Services – 0.1%
Archrock, Inc.	75,160	$ 901,920
Toll Roads – 1.3%
Atlantia SpA [10]	60,100	1,771,883
Atlas Arteria Ltd. [10]	175,600	835,596
Ferrovial SA [10]	69,386	1,419,820
Getlink [10]	116,300	1,594,459
Promotora y Operadora de Infraestructura SAB de CV [10]	64,808	580,067
Transurban Group [10]	88,200	781,039
Vinci SA [10]	48,800	4,684,374
Total Toll Roads		11,667,238
Utility – 0.1%
Vistra Energy Corp. [13]	25,848	611,564
Water – 0.3%
Guangdong Investment Ltd. [10]	257,000	406,737
Pennon Group PLC [10]	83,500	873,246
Severn Trent PLC [10]	53,200	1,387,123
Total Water		2,667,106
Total COMMON STOCKS (Cost $258,859,422)		266,156,878
Total Investments – 128.2% (Cost $1,135,855,425)		1,133,568,457
Liabilities in Excess of Other Assets – (28.2)%		(249,040,446)
TOTAL NET ASSETS – 100.0%		$ 884,528,011

The following notes should be read in conjunction with the accompanying Schedule of Investments.
LIBOR — London Interbank Offered Rate
USD — United States Dollar
LLC — Limited Liability Company
LP — Limited Partnership

1	— Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2	— Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of June 30, 2018, the total value of all such securities was $6,442,187 or 0.7% of net assets.
3	— Illiquid Security - Security that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors. As of June 30, 2018, the total value of all such securities was $111,801,219 or 12.6% of net assets.
4	— Level 3 security - Value determined using significant unobservable inputs.
5	— Private placement.
6	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the total value of all such securities was $323,327,809 or 36.6% of net assets.
7	— Variable rate security –Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Interest rate shown is the rate of June 30, 2018.
8	— Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of June 30, 2018.
9	— Security is an inverse floating rate bond. Reference interest rates are typically based on a negative multiplier or slope.
10	— Foreign security or a U.S. security of a foreign company.
11	— Issuer is currently in default on its regularly scheduled interest payment.
12	— All or portion of the principal amount is pledged as collateral for credit facility.
13	— Non-income producing security.
14	— Paid-in-kind.

See Notes to Financial Statements.
14Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Statement of Assets and Liabilities (Unaudited)
June 30, 2018

Assets:
Investments in securities, at value (cost $1,135,855,425)	$1,133,568,457
Cash	23,879,751
Cash on deposit with brokers for reverse repurchase agreements	841,290
Interest and dividends receivable	9,184,057
Receivable for investments sold	2,149,773
Prepaid expenses	47,952
Total assets	1,169,671,280
Liabilities:
Payable for credit facility (Note 7)	180,000,000
Reverse repurchase agreements (Note 7)	94,989,312
Interest payable for credit facility and reverse repurchase agreements (Note 7)	310,050
Payable for investments purchased	9,054,243
Investment advisory fee payable, net (Note 5)	521,999
Administration fee payable (Note 5)	143,399
Directors' fee payable	13,429
Accrued expenses	110,837
Total liabilities	285,143,269
Commitments and contingencies (Note 10)
Net Assets	$ 884,528,011
Composition of Net Assets:
Capital stock, at par value ($0.001 par value, 1,000,000,000 shares authorized) (Note 8)	$ 36,488
Additional paid-in capital (Note 8)	989,542,969
Distributions in excess of net investment income	(14,787,282)
Accumulated net realized loss on investment transactions, foreign currency and foreign currency transactions	(87,976,954)
Net unrealized depreciation on investments and foreign currency translations	(2,287,210)
Net Assets	$ 884,528,011
Shares Outstanding and Net Asset Value Per Share:
Common shares outstanding	36,487,937
Net asset value per share	$ 24.24

See Notes to Financial Statements.
2018 Semi-Annual Report15

BROOKFIELD REAL ASSETS INCOME FUND INC.
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2018

Investment Income (Note 2):
Interest	$ 34,620,485
Dividends (net of foreign withholding tax of $197,748)	2,856,317
Distributions from master limited partnerships	3,686,268
Total dividends and distributions	41,163,070
Less return of capital distributions	(3,686,268)
Total investment income	37,476,802
Expenses:
Investment advisory fees (Note 5)	5,745,408
Administration fees (Note 5)	861,811
Reports to stockholders	79,645
Fund accounting fees	78,554
Directors' fees	75,131
Custodian fees	68,038
Miscellaneous	67,618
Legal fees	58,354
Audit and tax services	33,506
Insurance	30,817
Transfer agent fees	23,050
Registration fees	18,548
Total operating expenses	7,140,480
Interest expense on credit facility and reverse repurchase agreements (Note 7)	3,710,544
Total expenses	10,851,024
Less expenses waived and reimbursed by the investment adviser (Note 5)	(2,576,617)
Net expenses	8,274,407
Net investment income	29,202,395
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investment transactions	(13,385,749)
Foreign currency and foreign currency transactions	24,552
Net realized loss	(13,361,197)
Net change in unrealized depreciation on:
Investments	(5,393,001)
Foreign currency translations	(6,984)
Net change in unrealized depreciation	(5,399,985)
Net realized and unrealized loss	(18,761,182)
Net increase in net assets resulting from operations	$ 10,441,213

See Notes to Financial Statements.
16Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 29,202,395	$ 63,400,961
Net realized loss on investment transactions, foreign currency and foreign currency transactions	(13,361,197)	(16,673,047)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,399,985)	40,673,035
Net increase in net assets resulting from operations	10,441,213	87,400,949
Distributions to Stockholders:
Net investment income	(43,566,596)	(66,910,895)
Return of capital	—	(20,224,091)
Total distributions paid	(43,566,596)	(87,134,986)
Capital Stock Transactions:
Cost of shares repurchased (Note 8)	—	(205,606)
Net decrease in net assets from capital stock transactions	—	(205,606)
Total increase (decrease) in net assets	(33,125,383)	60,357
Net Assets:
Beginning of period	917,653,394	917,593,037
End of period	$884,528,011	$917,653,394
Distributions in excess of net investment income	$ (14,787,282)	$ (423,081)
Share Transactions:
Shares repurchased (Note 8)	—	(9,000)

See Notes to Financial Statements.
2018 Semi-Annual Report17

BROOKFIELD REAL ASSETS INCOME FUND INC.
Statement of Cash Flows (Unaudited)
For the Six Months Ended June 30, 2018

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$ 10,441,213
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used for operating activities:
Purchases of long-term portfolio investments and principal payups	(191,687,178)
Proceeds from disposition of long-term portfolio investments and principal paydowns	164,648,271
Return of capital distributions from portfolio investments	4,010,268
Increase in interest and dividends receivable	(1,082,826)
Increase in prepaid expenses	(38,363)
Increase in interest payable for credit facility and reverse repurchase agreements	103,322
Decrease in investment advisory fee payable, net	(28,083)
Decrease in administration fee payable	(6,512)
Decrease in directors' fee payable	(4,140)
Decrease in accrued expenses	(62,572)
Net amortization on investments and paydown gains or losses on investments	(14,540,003)
Unrealized depreciation on investments	5,393,001
Net realized loss on investment transactions	13,385,749
Net cash used for operating activities	(9,467,853)
Cash flows used for financing activities:
Net cash provided by reverse repurchase agreements	15,593,841
Distributions paid to stockholders	(43,566,596)
Net cash used for financing activities	(27,972,755)
Net decrease in cash	(37,440,608)
Cash at beginning of period(1)	62,161,649
Cash at end of period(1)	$ 24,721,041
Supplemental Disclosure of Cash Flow Information:
Interest payments on the credit facility and reverse repurchase agreements for six months ended June 30, 2018, totaled $3,607,222.
(1) Includes cash on deposit with brokers for reverse repurchase agreements.

See Notes to Financial Statements.
18Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Financial Highlights

	For the Six Months Ended June 30, 2018	For the Year Ended December 31,	For the Period from December 5, 2016[1] to December 31,
	(Unaudited)	2017	2016
Net asset value, beginning of period	$ 25.15	$ 25.14	$ 25.00
Net investment income[2]	0.80	1.74	0.15
Net realized and unrealized gain (loss) on investment transactions	(0.52)	0.66	0.19
Net increase in net asset value resulting from operations	0.28	2.40	0.34
Distributions from net investment income	(1.19)	(1.84)	(0.15)
Return of capital distributions	—	(0.55)	(0.05)
Total distributions paid	(1.19)	(2.39)	(0.20)
Net asset value, end of period	$ 24.24	$ 25.15	$ 25.14
Market price, end of period	$ 22.70	$ 23.37	$ 22.31
Total Investment Return based on Net asset value#	1.20% [4]	9.88%	1.36% [4]
Total Investment Return based on Market price†	2.38% [4]	15.94%	0.50% [3,4]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$884,528	$917,653	$917,593
Operating expenses excluding interest expense	1.61% [6]	1.60%	1.70% [6]
Interest expense	0.84% [6]	0.58%	0.60% [6]
Total expenses	2.45% [6]	2.18%	2.30% [6]
Net expenses, including fee waivers and reimbursement and excluding interest expense	1.03% [6]	1.03%	1.03% [6]
Net expenses, including fee waivers and reimbursement and interest expense	1.87% [6]	1.61% [8]	1.63% [6,8]
Net investment income	6.59% [6]	6.84%	8.13% [6]
Net investment income, excluding the effect of fee waivers and reimbursement	6.01% [6]	6.27%	7.46% [3]
Portfolio turnover rate	15% [4]	43%	15% [4,5]
Credit facility and reverse repurchase agreements, end of period (000s)	$274,989	$259,395	$302,682
Asset coverage per $1,000 unit of senior indebtedness[7]	$ 4,217	$ 4,538	$ 4,032

#	Total investment return based on net asset value (“NAV”) is the combination of changes in NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The actual reinvestment price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total investment return excludes the effects of sales charges or contingent deferred sales charges, if applicable.
†	Total investment return based on market price is the combination of changes in the New York Stock Exchange ("NYSE") market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The actual reinvestment for the last dividend declared in the period may take place over several days as described in the Fund’s dividend reinvestment plan, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total investment return excludes the effect of broker commissions.
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Total investment return based on market price is calculated based on first trade price of $22.40 on December 5, 2016.
[4]	Not annualized.
[5]	For the portfolio turnover calculation, portfolio purchases and sales of the Brookfield Mortgage Opportunity Income Fund Inc., Brookfield High Income Fund Inc. and Brookfield Total Return Fund Inc. made prior to the Reorganizations into the Brookfield Real Assets Income Fund Inc. have been excluded from the numerator and the monthly average value of securities used in the denominator reflects the combined market value after the Reorganizations.
[6]	Annualized.
[7]	Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[8]	Unaudited.

See Notes to Financial Statements.
2018 Semi-Annual Report19

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited)
June 30, 2018

1.Organization
Brookfield Real Assets Income Fund Inc. (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund's shares are listed on the New York Stock Exchange ("NYSE") and trade under the ticker symbol “RA". The Fund was incorporated under the laws of the State of Maryland on October 6, 2015.
Brookfield Investment Management Inc. (“BIM” or “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Fund.
The investment objective of the Fund is to seek high total return, primarily through high current income and secondarily, through growth of capital. The investment objective is not fundamental and may be changed by the Fund’s Board of Directors (the “Board”) without stockholder approval, upon not less than 60 days prior notice to stockholders. No assurances can be given that the Fund’s investment objective will be achieved.
The Fund seeks to achieve its investment objective by investing primarily in the real asset class, which includes the following: Real Estate Securities; Infrastructure Securities; and Natural Resources Securities (collectively, “Real Asset Companies and Issuers”).
Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (average daily net assets plus the amount of any borrowings for investment purposes) in the securities and other instruments of Real Asset Companies and Issuers (the “80% Policy”). The Fund may change the 80% Policy without stockholder approval, upon at least 60 days’ prior written notice to stockholders. The Fund normally expects to invest at least 65% of its Managed Assets in fixed income securities of Real Asset Companies and Issuers and in derivatives and other instruments that have economic characteristics similar to such securities.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08 and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
Valuation of Investments: The Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider
20Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.
The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of
2018 Semi-Annual Report21

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2018:
Asset Type	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$ 3,790,786	$ —	$ 3,790,786
Securitized Credit	—	406,290,952	53,456,421	459,747,373
Corporate Credit	—	393,123,095	825	393,123,920
Term Loans	—	10,749,500	—	10,749,500
Common Stocks	195,475,725	70,286,367	394,786	266,156,878
Total Investments	$ 195,475,725	$ 884,240,700	$ 53,852,032	$1,133,568,457
The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of June 30, 2018.
22Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

	Quantitative Information about Level 3 Fair Value Measurements(1)
Asset Type	Value as of June 30, 2018	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input(2)
Securitized Credit
Class B Notes	$6,046,576	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.2%-11.7% (9.5%)	Decrease
Corporate Credit
Motors Liquidation Co.	825	Asset-Based Approach	Analysis of Residual Value	Anticipated Residual Value	$0.01	Increase
Common Stocks
Thunderbird Resources Equity, Inc.	394,786	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$34,600	Increase
Total	$6,442,187

(1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At June 30, 2018, the value of these securities was $47,409,845. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments in Note 2. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(2) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	Securitized Credit	Corporate Credit	Common Stocks	Total
Balance as of December 31, 2017	$ 74,356,963	$825	$425,422	$ 74,783,210
Accrued discounts (premiums)	1,473,453	—	—	1,473,453
Realized gain (loss)	(3,505,130)	—	—	(3,505,130)
Change in unrealized appreciation (depreciation)	2,508,425	—	(30,636)	2,477,789
Purchases at cost	575,549	—	—	575,549
Sales proceeds	(10,491,984)	—	—	(10,491,984)
Transfers out of Level 3	(11,460,855)	—	—	(11,460,855) (a)
Balance as of June 30, 2018	$ 53,456,421	$825	$394,786	$ 53,852,032
Change in unrealized gains or losses relating to assets still held at the reporting date	$ (1,403,586)	$ —	$ (30,636)	$ (1,434,222)

(a) Transferred due to an increase in observable market data for these securities.
The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under FASB ASC Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts presented in the Statement of Assets and Liabilities. As of June 30, 2018, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.
2018 Semi-Annual Report23

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

During the six months ended June 30, 2018, there were transfers from Level 1 to Level 2 of $4,270,237, which represent common stocks that were previously priced using the market close price and are currently priced using the factor adjusted prices. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
Master Limited Partnerships: A master limited partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund’s shareholders may be taxable.
Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statement of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT's ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts.
Return of Capital Estimates: A distribution received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the six months ended June 30, 2018, the Fund estimated that 100% of the MLP distributions received would be treated as return of capital.
Partnership Accounting Policy: The Fund records its distributions as income (loss) and capital gains/(losses) based on the pro-rata share of income/(loss) and gains/(losses) of the underlying partnership. Distributions received in excess of income and gains is treated as an adjustment of cost basis. These amounts are included in the Fund’s Statement of Operations.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates
24Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

of such transactions. The Fund isolates the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. The Fund does not isolate the portion of unrealized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets, evenly, or a combination of average net assets and evenly.
Distributions: The Fund declares and pays dividends monthly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
New Accounting Pronouncements: In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
When Issued, Delayed Delivery Securities and Forward Commitments: The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.
2018 Semi-Annual Report25

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

3.Derivative Financial Instruments
The Fund may purchase and sell derivative instruments such as exchange-listed and over-the counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments. It may purchase and sell financial futures contracts and options thereon. Moreover, the Fund may enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund may also purchase derivative instruments that combine features of several of these instruments. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.
The Fund did not have any derivative financial instruments outstanding during the six month ended June 30, 2018.
4.Risks of Investing in Asset-Backed Securities and Below-Investment Grade Securities
The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of the underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments or other credit enhancement.
The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. The Fund has investments in below-investment grade debt securities, including mortgage-backed and asset-backed securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect its ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.
The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.
Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent the Fund seeks capital growth through investment in such securities, the Fund’s ability to achieve current income for its stockholders may be diminished. The Fund is also subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Fund may be restricted from disposing of distressed securities.
26Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

5.Investment Advisory Agreement and Transactions with Related Party
The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services at an annual rate of 1.00% of the Fund’s Managed Assets (average daily net assets plus the amount of borrowing for investment purposes).
Pursuant to the operating expenses limitation agreement approved by the Board on May 12, 2016, the Adviser has agreed to waive its fees or reimburse expenses for two years following the commencement of operations of the Fund so that the total annual operating expense ratio of the Fund will not exceed 1.03% (excluding the costs of using leverage, brokerage commissions and other transactions, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business). This agreement may not be discontinued prior to the expiration of the two-year period, December 5, 2018, unless authorized by the Board or the Fund’s Advisory Agreement terminates.
The Adviser has entered into a Sub-Advisory Agreement with Schroder Investment Management North America Inc. (the “Sub-Adviser”). The Sub-Adviser is responsible for the management of the Securitized Credit investments. The Adviser is responsible for any fees due to the Sub-Adviser.
The Fund has entered into an Administration Agreement with the Adviser and the Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC (“Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee at an annual rate of 0.15% of the Fund’s Managed Assets. The Adviser is responsible for any fees due to the Sub-Administrator.
Certain officers and/or directors of the Fund are officers and/or employees of the Adviser.
6.Purchases and Sales of Investments
For the six months ended June 30, 2018, purchases and sales of investments (including principal payups and paydowns), excluding short-term securities, reverse repurchase agreements and U.S. government securities were $200,339,648 and $166,484,769, respectively. For the six months ended June 30, 2018, purchases and sales of long-term U.S. Government securities were $0 and $354,304, respectively.
7.Borrowings
Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused.
For the six months ended June 30, 2018, the average interest rate paid under the line of credit was 2.98% of the total line of credit amount available to Fund.
Total line of credit amount available	$180,000,000
Line of credit outstanding at June 30, 2018	180,000,000
Line of credit amount unused at June 30, 2018	—
Average balance outstanding during the period	180,000,000
Interest expense incurred on line of credit during the period	2,656,040
Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse
2018 Semi-Annual Report27

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.
At June 30, 2018, the Fund had the following reverse repurchase agreements outstanding:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements
Goldman Sachs	2.35%	06/29/18	07/27/18	$ 3,638,000	$ 3,638,475
JPMorgan Chase	1.00	06/11/18	Open (2)	2,446,001	2,447,309
JPMorgan Chase	1.85	01/05/18	Open (2)	3,120,390	3,136,160
JPMorgan Chase	1.85	05/08/18	Open (2)	1,540,189	1,544,067
JPMorgan Chase	1.90	05/21/18	Open (2)	3,298,459	3,305,048
JPMorgan Chase	1.95	01/05/18	Open (2)	1,496,037	1,507,919
JPMorgan Chase	2.00	06/19/18	Open (2)	2,617,024	2,618,768
JPMorgan Chase	2.05	05/08/18	Open (2)	801,218	803,476
JPMorgan Chase	2.15	03/08/18	Open (2)	808,846	813,766
JPMorgan Chase	2.15	05/08/18	Open (2)	773,759	776,055
JPMorgan Chase	2.25	06/11/18	Open (2)	752,835	753,760
JPMorgan Chase	2.50	03/20/18	07/17/18	1,353,326	1,361,064
JPMorgan Chase	2.75	01/05/18	Open (2)	1,623,750	1,639,340
JPMorgan Chase	2.75	02/07/18	Open (2)	796,123	799,374
JPMorgan Chase	2.75	03/20/18	Open (2)	1,072,461	1,070,249
JPMorgan Chase	2.75	05/21/18	Open (2)	4,574,894	4,586,178
RBC Capital Markets	2.88	06/21/18	07/11/18	4,638,000	4,641,711
RBC Capital Markets	2.89	04/11/18	07/11/18	1,247,000	1,255,101
RBC Capital Markets	2.91	04/25/18	07/25/18	3,100,000	3,116,786
RBC Capital Markets	2.91	05/14/18	07/10/18	3,331,000	3,343,902
RBC Capital Markets	2.92	05/09/18	08/09/18	1,716,000	1,723,375
RBC Capital Markets	3.07	06/05/18	09/05/18	9,239,000	9,259,470
RBC Capital Markets	3.07	06/20/18	09/20/18	15,980,000	15,995,013
RBC Capital Markets	3.08	05/21/18	08/21/18	7,252,000	7,277,449
RBC Capital Markets	3.08	06/11/18	09/11/18	5,147,000	5,155,799
RBC Capital Markets	3.11	04/25/18	07/25/18	3,374,000	3,393,526
RBC Capital Markets	3.11	05/21/18	07/25/18	5,024,000	5,041,792
RBC Capital Markets	3.12	05/09/18	08/09/18	4,228,000	4,247,415
Total				$94,989,312	$95,252,347
28Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

(1) The average daily balance of reverse repurchase agreements outstanding for the Fund during the six months ended June 30, 2018 was $85,118,865 at a weighted average daily interest rate of 2.50%.
(2) A reverse repurchase agreement without a fixed maturity date.
The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:
Investments in Securities	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
U.S. Government & Agency Obligations	$ —	$ 3,638,000	$ —	$—	$ 3,638,000
Corporate Credit	25,721,986	22,067,326	43,562,000	—	91,351,312
Total	$25,721,986	$25,705,326	$43,562,000	$—	$94,989,312
Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:
				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)*	Net Amount
Description
Reverse Repurchase Agreements	$94,989,312	$—	$94,989,312	$(94,989,312)	$—	$—

* Excess of collateral pledged to the individual counterparty is not shown for financial statement purposes.
Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.
8.Capital Stock
The Fund has 1,000,000,000 shares of $0.001 par value common stock authorized. Of the 36,487,937 shares outstanding at June 30, 2018 for the Fund, the Adviser owns 50,628 shares. The Fund’s Board is authorized to classify and reclassify any unissued shares of capital stock. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares are fully paid and non-assessable. Common stockholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.
The Board approved a share repurchase plan. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of June 30, 2018. The current share repurchase plan will remain in effect between December 5, 2017 and December 5, 2018. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and
2018 Semi-Annual Report29

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. The Board authorized the share repurchase program as a result of its review of the options available to enhance stockholder value and reduce any potential discount between the market price of the Fund's shares and the net asset value per share. During the year ended December 31, 2017, 9,000 shares were repurchased by the Fund at an aggregate cost of $205,606 and at an average discount of 10.29% to net asset value. All shares repurchased have been retired.
9.Federal Income Tax Information
The Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of December 31, 2017, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2017, open taxable years consisted of the taxable period from December 5, 2016 (commencement of operations) to December 31, 2016 and the taxable year ended December 31, 2017. No examination of the Fund’s tax returns is currently in progress.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The federal income tax information referenced below is as of the Fund’s most recently completed tax year-end of December 31, 2017.
The tax character of the distributions paid for the year ended December 31, 2017 was as follows:
Ordinary income	$66,910,895
Return of capital	20,224,091
Total	$87,134,986
At December 31, 2017, the Fund’s most recently completed tax year-end, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforwards(1)	$(63,915,874)
Other accumulated losses	(9,988,181)
Tax basis unrealized appreciation on investments and foreign currency	1,977,992
Total tax basis net accumulated gains	$(71,926,063)

(1) To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
30Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

Federal Income Tax Basis: The federal income tax basis of the Fund's investments at December 31, 2017 was as follows:
Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,105,991,343	$47,318,346	$(45,347,096)	$1,971,250
As of December 31, 2017, the Fund's capital loss carryforwards were as follows:
Capital Loss Carryforwards:	Expires:	Limitation:
$15,933,392 (Short-term)	N/A	N/A
$9,389,762 (Long-term)	N/A	N/A
$14,127,284	N/A	12/31/2018
$1,199,874	12/31/2018	12/31/2018
$9,707,822	N/A	12/31/2019
$8,218,726	N/A	12/31/2020
$3,443,546	N/A	12/31/2021
$3,443,546	N/A	12/31/2022
$3,443,546	N/A	12/31/2023
$3,443,546	N/A	12/31/2024
$1,553,011	N/A	12/31/2025
Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for forward currency contracts and partnership adjustments. Permanent book and tax differences, if any, will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share. Any undistributed net income and realized gain remaining at fiscal year end is distributed in the following year.
10.Indemnification
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.
11.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.
Distributions: The Fund’s Board declared the following monthly distributions:
Distribution Per Share	Record Date	Payable Date
$0.1990	July 18, 2018	July 26, 2018
$0.1990	August 15, 2018	August 23, 2018
2018 Semi-Annual Report31

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2018

Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that other than the items listed herein, there are no events that require recognition or disclosure in the financial statements.
32Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Compliance Certification  (Unaudited)
June 30, 2018

On May 21, 2018, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers will make quarterly certifications, included in filings with the SEC on Forms N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.
2018 Semi-Annual Report33

BROOKFIELD REAL ASSETS INCOME FUND INC.
Proxy Results  (Unaudited)
June 30, 2018

The stockholders of the Brookfield Real Assets Income Fund Inc. voted on the following proposals at a stockholder meeting on May 17, 2018. The description of the proposal and number of shares voted are as follows:
	Shares Voted For	Shares Voted Against	Shares Voted Abstain
To elect to the Fund's Board of Directors Heather S. Goldman	29,799,121	751,085	442,428
34Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Board Considerations Relating to the Investment Advisory and Sub-Advisory Agreements  (Unaudited)

At an in-person meeting held on May 16-17, 2018, the Board, including a majority of the Independent Directors, considered and approved the investment advisory agreement (the “Advisory Agreement”) between Brookfield Investment Management Inc. (the “Adviser”) and the Fund, and the Sub-Advisory Agreement between Schroder Investment Management North America Inc. (the “Sub-Adviser”) and the Fund (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”). In approving the Agreements, the Board, including a majority of the Independent Directors, determined that the fee structures were fair and reasonable and that approval of the Agreements was in the best interests of the Fund and its stockholders. The Board of Directors considered a wide range of information, including information received from the Adviser and the Sub-Adviser at the Board meeting. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decision
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER. The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through board meetings, conversations and reports. The Board noted that the Adviser is responsible for managing the Fund’s investment program, the general operations and the day-to-day management of the Fund and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Adviser and its affiliates are satisfactory. The Board’s conclusion was based, in part, upon 1) a comprehensive description of the investment advisory and other services to be provided to the Fund, 2) a list of personnel who will furnish such services and a description of their duties and qualifications, 3) performance data with respect to comparable investment companies and accounts managed by the Adviser, 4) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices, 5) recent financial statements of the Adviser and 6) information setting for the Adviser’s adherence to compliance policies and regulatory matters. The Board also considered the experience of the Adviser as an investment adviser and the experience of the team of portfolio managers that manages the Fund, and its current experience in acting as investment adviser to other investment funds and institutional clients.
In considering the nature, extent and quality of the services to be provided by the Sub-Adviser to the Fund, the Board took into account the Sub-Adviser’s responsibilities in relation to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund's policies and objective, review of brokerage matters including with respect to trade allocation and best execution, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser's risk assessment and monitoring process. The Board considered the Sub-Adviser's current level of staffing and their overall resources. The Board reviewed the Sub-Adviser's history and investment experience, as well as information regarding the investment personnel who provide services to the Fund. The Board also evaluated the expertise and performance of the personnel who oversee compliance with the Fund's investment restrictions and other requirements. The Board further took into account certain information provided to the Board in relation to the Sub-Adviser’s portfolio managers, as well as the Board’s familiarity of the portfolio managers by virtue of their prior employment as investment personnel at the Adviser. The Board also recognized the Sub-Adviser's reputation and experience in serving as investment adviser to other funds and accounts. The Board considered its investment process and philosophy. The Board took into account that the Sub-Adviser's responsibilities include the development and maintenance of investment programs for a sleeve of the Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. Based on its consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the overall services provided by the Sub-Adviser were satisfactory and that there was a reasonable basis on which to conclude that it would continue to provide high quality investment services to the Fund.
THE PERFORMANCE OF THE FUND, THE ADVISER, AND THE SUB-ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Adviser and the Sub-Adviser. The Board noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted
2018 Semi-Annual Report35

BROOKFIELD REAL ASSETS INCOME FUND INC.
Board Considerations Relating to the Investment Advisory and Sub-Advisory Agreements  (Unaudited)
(continued)

that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Fund in view of its importance to stockholders. While consideration was given to performance reports and discussions at Board meetings throughout the year and a comparative and risk-adjusted performance report prepared by management, particular attention in assessing the performance was given to a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report compared the Fund’s performance with a peer group of other funds (the “Performance Universe”), as selected by Broadridge, for the one-year period ended March 31, 2018. The Board noted that the Fund performed below the median of its Performance Universe for the one-year period. Based on the Adviser’s explanation of the Fund’s performance in the current market and its recent improved performance, the Board concluded that the Fund's performance was satisfactory.
THE COST OF THE ADVISORY AND SUB-ADVISORY SERVICES, AND THE PROFITS TO THE ADVISER, ITS AFFILIATES, AND TO THE SUB-ADVISER FROM THEIR RELATIONSHIP WITH THE FUND. The Board also considered the level of profits expected to be realized by the Adviser and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund’s profitability analysis addressing the overall profitability of the Adviser for its management of the Brookfield fund complex, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. In analyzing the Adviser’s profitability, particular attention was given to the allocation of the direct and indirect costs of the resources and expenses in managing the Fund, as well as the non-Fund and non-advisory business activities. The Board further noted that the methodology followed in allocating costs to the Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board concluded that the expected profitability to the Adviser from the Fund was reasonable.
With respect to the Sub-Adviser, the Board considered the Sub-Advisory fee payable under the Sub-Advisory Agreement, and took into account that the fee was consistent with management fees charged by the Sub-Adviser to comparable funds. The Board also noted that the Sub-Advisory fee for the Fund is paid by the Adviser out of its advisory fee rather than paid separately by the Fund. The Board concluded that the contract rate Sub-Advisory fee and net fund expenses for the Fund were reasonable.
In considering the expected profitability to the Sub-Adviser in connection with its relationship to the Fund, the Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the fees that it receives under the Advisory Agreement, so that Fund stockholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by the Adviser to the Sub-Adviser, the Board relied on the ability of the Adviser to negotiate the Sub-Advisory Agreement and the fees thereunder at arm's length with an unaffiliated Sub-Adviser. For each of the above reasons, the Board concluded that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in approval of the Sub-Advisory Agreement.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board considered whether the possible realization by the Adviser of economies of scale in providing services to the Fund justify a reduction of the rate of the advisory fees as applied to larger amounts of assets under management. The Board concluded that the Fund, as a Closed-End Fund, was unlikely to materially increase in the new future.
With respect to the Sub-Adviser, the Board also considered the probable effect of the Fund's growth in size on its performance and fees. The Board noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other fixed expenses. For similar reasons as stated above with respect to the Sub-Adviser's profitability and based upon the portion of the Fund that is managed by the Sub-Adviser, the Board concluded that the potential for economies of scale in the Sub-Adviser's management of the Fund was not a material factor in the approval of the Sub-Advisory Agreement at this time.
36Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Board Considerations Relating to the Investment Advisory and Sub-Advisory Agreements  (Unaudited)
(continued)

OTHER FACTORS. As part of its evaluation of the Adviser’s and Sub-Adviser's compensation, the Board considered other benefits that may be realized by the Adviser and its affiliates, and Sub-Adviser from their relationship with the Fund. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and reputational benefits. The Board concluded that the benefits that may accrue to each by virtue of the advisory relationship to the Fund were fair and reasonable in light of the costs of providing investment advisory services to the Fund and the ongoing commitment of the Adviser and the Sub-Adviser to the Fund.
2018 Semi-Annual Report37

BROOKFIELD REAL ASSETS INCOME FUND INC.
Dividend Reinvestment Plan  (Unaudited)

A Dividend Reinvestment Plan (the “Plan”) is available to stockholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the “Plan Agent”) in additional Fund shares. Stockholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the stockholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund’s Custodian, as Dividend Disbursing Agent.
The Plan Agent serves as agent for the stockholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than the net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If the net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund’s shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.
Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.
There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent’s fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions.
The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.
A brochure describing the Plan is available from the Plan Agent, by calling 1-800-937-5449.
If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Stockholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such stockholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.
38Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Joint Notice of Privacy Policy  (Unaudited)

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of the Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
2018 Semi-Annual Report39

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Corporate Information

Investment Adviser and Administrator
Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfield.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: funds@brookfield.com
Sub-Adviser
Schroder Investment Management North America Inc.
875 Third Avenue, 22nd Floor
New York, New York 10022-6225
Transfer Agent
Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Fund’s transfer agent:
American Stock Transfer & Trust Company
6201 15th Avenue
Brooklyn, New York 11219
1-800-937-5449
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Paul Hastings LLP
200 Park Avenue
New York, New York 10166
Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Directors of the Fund
Edward A. Kuczmarski	Chairman
Louis P. Salvatore	Audit Committee Chairman
Heather S. Goldman	Director
Stuart A. McFarland	Director
David Levi	Director (Interested)

Officers of the Fund
Brian F. Hurley	President
Angela W. Ghantous	Treasurer
Casey Tushaus	Assistant Treasurer
Mohamed Rasul	Assistant Treasurer
Thomas D. Peeney	Secretary
Adam R. Sachs	Chief Compliance Officer

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may obtain a description of the Fund’s proxy voting policies and procedures, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfield.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(16)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)          As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	None.

    (2)      A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

    (3)      Not applicable.

(b)          A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

    (4)      Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD REAL ASSETS INCOME FUND INC.

By:	/s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: August 31, 2018

By:	/s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: August 31, 2018